                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21880

                  Oppenheimer Rochester Michigan Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                          Coupon     Maturity       Value
------------                                                                       ------    ----------   -----------
Municipal Bonds and Notes--110.4%
Michigan--76.1%
$     50,000   Barry County, MI Building Authority(1)                               5.650%   07/01/2017   $    49,778
      50,000   Benton Harbor, MI Charter COP(1)                                     8.000    05/01/2032        38,029
      80,000   Center, MI Academy COP(1)                                            7.500    10/01/2029        58,914
     100,000   Chelsea, MI EDC (United Methodist Retirement Communities)(1)         5.400    11/15/2027        92,154
      20,000   Clare County, MI Sewer Disposal System(1)                            5.750    11/01/2019        20,524
      85,000   Concord, MI Academy Petoskey COP(1)                                  7.750    12/01/2020        81,148
      95,000   Concord, MI Academy Petoskey COP(1)                                  8.375    12/01/2030        90,246
     500,000   Dearborn, MI EDC (Henry Ford Village)(1)                             7.125    11/15/2043       455,660
     115,000   Detroit, MI GO(1)                                                    5.000    04/01/2014       112,570
      40,000   Detroit, MI GO(1)                                                    5.000    04/01/2022        40,132
     500,000   Detroit, MI GO(1)                                                    5.000    11/01/2030       499,965
     785,000   Detroit, MI GO(1)                                                    5.250    04/01/2024       643,143
     500,000   Detroit, MI GO(1)                                                    5.250    11/01/2035       501,945
     100,000   Detroit, MI GO(1)                                                    5.375    04/01/2014        99,974
     150,000   Detroit, MI GO(1)                                                    5.375    04/01/2015       147,675
     385,000   Detroit, MI Local Devel. Finance Authority(1)                        5.500    05/01/2021       234,550
     115,000   Detroit, MI Local Devel. Finance Authority(1)                        5.500    05/01/2021        69,599
     135,000   Detroit, MI Local Devel. Finance Authority(1)                        6.700    05/01/2021        86,943
   2,445,000   Detroit, MI Local Devel. Finance Authority(1)                        6.850    05/01/2021     1,544,384
     240,000   Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)(1)       5.375    05/01/2018       146,033
     350,000   Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)(1)       5.375    05/01/2021       215,089
   1,000,000   Detroit, MI Sewer Disposal System(1)                                 5.000    07/01/2036       982,860
     250,000   Detroit, MI Sewer Disposal System(1)                                 6.500    07/01/2024       278,645
     750,000   Detroit, MI Sewer Disposal System(1)                                 7.500    07/01/2033       902,715
   1,000,000   Detroit, MI Water Supply System(1)                                   6.250    07/01/2036     1,095,800
     250,000   Dickinson County, MI Healthcare System(1)                            5.700    11/01/2018       251,030
      15,000   Farmington Hills, MI EDC (Botsford General Hospital)(1)              5.700    02/15/2015        15,021
     220,000   Farmington Hills, MI EDC (Botsford General Hospital)(1)              5.750    02/15/2025       219,294
      85,000   Flint, MI Hospital Building Authority (Hurley Medical Center)(1)     5.375    07/01/2018        82,412
      15,000   Garden City, MI Hospital Finance Authority (Garden City Hospital
               Osteopathic)(1)                                                      5.750    09/01/2017        14,185
     500,000   Grand Traverse Academy, MI Public School Academy(1)                  4.625    11/01/2027       401,755
     200,000   Grand Traverse Academy, MI Public School Academy(1)                  4.750    11/01/2032       154,748
     250,000   Grand Traverse Academy, MI Public School Academy(1)                  5.000    11/01/2022       223,978
      50,000   Grand Traverse County, MI Hospital Finance Authority (Munson
               Healthcare)(1)                                                       5.500    07/01/2018        50,028


                1 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                          Coupon     Maturity       Value
------------                                                                       ------    ----------   -----------
$     20,000   Gratiot County, MI EDC (Grand Lodge of Free & Accepted Masons of
               Michigan)(1)                                                         5.000%   11/15/2014   $    18,923
     155,000   Highland Park, MI Building Authority(1)                              7.750    05/01/2018       165,690
      40,000   Hillsdale, MI Hospital Finance Authority (Community Health
               Center)(1)                                                           5.250    05/15/2026        34,137
      30,000   Houghton, MI Tax Increment Finance Authority(1)                      6.000    05/01/2019        30,047
      20,000   Ionia, MI GO(1)                                                      6.750    04/01/2015        20,132
     250,000   Iron River, MI Hospital Finance Authority (Iron County Community
               Hospitals)(1)                                                        6.500    05/15/2040       221,948
      15,000   Kalamazoo, MI Hospital Finance Authority (Bronson Methodist
               Hospital)(1)                                                         5.250    05/15/2018        15,014
      10,000   Kent County, MI Airport Facility (Kent County International
               Airport)(1)                                                          5.000    01/01/2017        10,009
     135,000   Kent County, MI Airport Facility (Kent County International
               Airport)(1)                                                          5.000    01/01/2028       130,118
      10,000   Mackinac Island, MI Park Commission(1)                               5.800    09/01/2013        10,019
      35,000   Melvindale, MI Water Supply & Sewer(1)                               5.700    06/01/2016        35,241
     700,000   MI Building Authority, Series I(1)                                   5.250    10/15/2026       740,005
      85,000   MI Discovery Elementary School COP (Public School Academy)(2, 3)     8.125    10/01/2031        27,287
      85,000   MI George Washington Carver Public School Academy COP(1)             8.000    09/01/2017        75,671
     510,000   MI George Washington Carver Public School Academy COP(1)             8.125    09/01/2030       413,115
   1,080,000   MI HEFA (Kettering University)(1)                                    5.500    09/01/2021     1,028,808
     100,000   MI Higher Education Student Loan Authority(1)                        5.000    03/01/2031        94,216
      20,000   MI Higher Education Student Loan Authority(1)                        5.750    06/01/2013        19,209
      10,000   MI Hospital Finance Authority (Central Michigan Community
               Hospital)(1)                                                         6.250    10/01/2027        10,000
      60,000   MI Hospital Finance Authority (Crittenton Hospital Medical
               Center)(1)                                                           5.625    03/01/2027        59,706
     245,000   MI Hospital Finance Authority (Detroit Medical Center Obligated
               Group)(1)                                                            5.250    08/15/2023       210,823
      20,000   MI Hospital Finance Authority (Detroit Medical Center)(1)            6.500    08/15/2018        19,899
      50,000   MI Hospital Finance Authority (Holland Community Hospital)(1)        5.625    01/01/2028        50,011
     100,000   MI Hospital Finance Authority (McLaren Health Care Corp.)(1)         5.000    06/01/2019       100,043
      25,000   MI Hospital Finance Authority (Memorial Hospital)(1)                 5.875    11/15/2021        25,108
      10,000   MI Hospital Finance Authority (Mercy Health Services)                5.375    08/15/2016        10,036
   1,000,000   MI Hospital Finance Authority (OHC/OUH Obligated Group)(1)           5.125    08/15/2025     1,000,820
      20,000   MI Hospital Finance Authority (Port Huron Hospital/Marwood Manor
               Nursing Home)                                                        5.500    07/01/2015        20,058
       5,000   MI Hospital Finance Authority (Sinai-Grace Hospital)(1)              6.625    01/01/2016         5,001


                2 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                          Coupon     Maturity       Value
------------                                                                       ------    ----------   -----------
$    160,000   MI Hospital Finance Authority (Sinai-Grace Hospital)(1)              6.700%   01/01/2026   $   153,651
     100,000   MI Hospital Finance Authority (Sinai-GraceHospital)(1)               5.500    08/15/2024       100,091
       5,000   MI Hospital Finance Authority (St. John Medical Center)(1)           5.250    05/15/2026         5,015
       5,000   MI Hospital Finance Authority (Trinity Health)(1)                    6.000    12/01/2027         5,170
     225,000   MI Hospital Finance Authority (Trinity Health)(1)                    6.000    12/01/2027       228,634
      45,000   MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.)               5.500    01/15/2018        45,062
      10,000   MI Hsg. Devel. Authority (Charter Square)(1)                         5.500    01/15/2021        10,011
      65,000   MI Hsg. Devel. Authority (Charter Square)(1)                         5.500    01/15/2021        65,069
     500,000   MI Hsg. Devel. Authority (Rental Hsg.)(1)                            6.000    10/01/2045       518,705
      30,000   MI Hsg. Devel. Authority (Rental Hsg.)                               6.100    10/01/2033        30,016
     110,000   MI Hsg. Devel. Authority (Section 8 Assisted Mtg.)                   8.017(4) 04/01/2014        83,986
      25,000   MI Hsg. Devel. Authority (Walled Lake Villa)(1)                      6.000    04/15/2018        25,048
     150,000   MI John Tolfree Health System Corp.(1)                               5.850    09/15/2013       145,439
       5,000   MI Municipal Bond Authority(1)                                       5.375    11/01/2020         5,000
     535,000   MI Municipal Bond Authority(1)                                       5.500    11/01/2027       534,069
       5,000   MI Municipal Bond Authority(1)                                       5.650    05/01/2011         5,016
      60,000   MI New Beginnings Academy COP(1)                                     8.000    02/01/2032        45,643
     125,000   MI Pansophia Academy COP(1)                                          7.000    06/01/2029        85,158
     400,000   MI Public Educational Facilities Authority (Black River School)(1)   5.800    09/01/2030       332,348
     500,000   MI Public Educational Facilities Authority (Landmark Academy)(1)     6.625    06/01/2030       511,890
     200,000   MI Public Educational Facilities Authority (Old Redford
               Academy)(1)                                                          6.000    12/01/2035       180,756
      45,000   MI Strategic Fund Limited Obligation (Clark Retirement
               Community/Clark Retirement Community Foundation Obligated Group)(1)  5.650    09/01/2029        45,046
     230,000   MI Strategic Fund Limited Obligation (Detroit Edison Company)(1)     5.550    09/01/2029       230,186
     460,000   MI Strategic Fund Limited Obligation (Detroit Edison Company)(1)     5.650    09/01/2029       460,888
      50,000   MI Strategic Fund Limited Obligation (Dow Chemical Company)(1)       5.500    12/01/2028        52,389
      50,000   MI Strategic Fund Limited Obligation (Imperial Holly Corp.)(1)       6.250    11/01/2015        46,980
     928,490   MI Strategic Fund Limited Obligation (Wolverine Human Services)(1)   5.850    08/31/2027       799,848
   1,954,000   MI Strategic Fund Limited Obligation (Wolverine Human Services)(1)   7.875    08/31/2028     1,849,383
     600,000   MI Strategic Fund Solid Waste (Waste Management of MI)(1)            4.625    12/01/2012       621,852
   1,920,000   MI Tobacco Settlement Finance Authority(1)                           6.000    06/01/2034     1,520,160
  75,650,000   MI Tobacco Settlement Finance Authority                              7.249(4) 06/01/2052     1,421,464
 125,000,000   MI Tobacco Settlement Finance Authority                              7.500(4) 06/01/2052     2,001,250


                3 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                          Coupon     Maturity       Value
------------                                                                       ------    ----------   -----------
$     10,000   Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A(1)            6.600%   06/01/2022   $    10,017
      50,000   New Buffalo, MI GO(1)                                                5.300    04/01/2014        50,323
       5,000   Northern MI University(1)                                            5.125    12/01/2020         5,006
      30,000   Oceola Township, MI Special Assessment(1)                            6.000    06/01/2014        30,483
      30,000   Oceola Township, MI Special Assessment(1)                            6.000    06/01/2015        30,434
      25,000   Ottawa County, MI (Grand Haven Township System Extensions)(1)        5.750    07/01/2015        25,639
      25,000   Ottawa County, MI (Jamestown Township System Extension No. 1)(1)     5.900    05/01/2015        25,449
      50,000   Plymouth, MI Educational Center Charter School (Public School
               Academy)(1)                                                          5.375    11/01/2030        43,043
     175,000   Plymouth, MI Educational Center Charter School (Public School
               Academy)(1)                                                          5.625    11/01/2035       151,240
     720,000   Pontiac, MI Tax Increment Finance Authority(1)                       5.375    06/01/2017       516,643
     115,000   Pontiac, MI Tax Increment Finance Authority(1)                       6.250    06/01/2022        75,341
     790,000   Royal Oak, MI Hospital Finance Authority (William Beaumont
               Hospital)(1)                                                         8.250    09/01/2039       941,664
      15,000   Saginaw County, MI (Williamson Acres Drain)(1)                       5.000    06/01/2018        15,097
     250,000   Saginaw, MI Hospital Finance Authority (Covenant Medical
               Center)(1)                                                           6.500    07/01/2030       252,613
      20,000   Scio Township, MI Building Authority(1)                              5.650    05/01/2016        20,244
      25,000   Scio Township, MI Building Authority(1)                              5.650    05/01/2017        25,282
      10,000   Star International Academy, MI COP(1)                                8.000    03/01/2033        10,562
   1,000,000   Wayne County, MI Airport Authority (Detroit Metro Wayne
               Airport)(1)                                                          5.000    12/01/2034       866,880
     785,000   Wayne County, MI Building Authority                                  5.250    06/01/2016       787,802
     150,000   Wayne County, MI Building Authority(1)                               5.250    10/01/2016       151,514
      25,000   Wayne, MI Charter County Airport (Detroit Metropolitan Wayne
               County)(1)                                                           5.000    12/01/2019        24,943
      95,000   Wayne, MI Charter County Airport (Detroit Metropolitan Wayne
               County)(1)                                                           5.000    12/01/2028        88,911
      50,000   Wayne, MI Charter County Airport (Detroit Metropolitan Wayne
               County)(1)                                                           5.250    12/01/2013        50,403
     300,000   Wayne, MI Charter County Airport (Detroit Metropolitan Wayne
               County)(1)                                                           5.250    12/01/2014       302,415
     885,000   Wayne, MI Charter County Airport (Detroit Metropolitan Wayne
               County)(1)                                                           5.250    12/01/2018       887,257
   1,000,000   Wayne, MI Charter County Airport (Detroit Metropollitan Wayne
               County)                                                              5.250    12/01/2023     1,003,790
     500,000   Wayne, MI Charter County Airport Facilities (Northwest
               Airlines)(1)                                                         6.000    12/01/2029       447,995
   1,000,000   Wayne, MI Charter County GO(1)                                       6.750    11/01/2039     1,059,210
       5,000   Webberville, MI Water Supply & Wastewater Treatment(1)               6.500    11/01/2018         5,017
                                                                                                          -----------
                                                                                                           34,572,460


                4 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                          Coupon     Maturity       Value
------------                                                                       ------    ----------   -----------
U.S. Possessions--34.3%
$     30,000   Guam Government Waterworks Authority & Wastewater System(1)          6.000%   07/01/2025   $    30,754
   1,000,000   Puerto Rico Aqueduct & Sewer Authority(1)                            0.000(5) 07/01/2024     1,008,540
     385,000   Puerto Rico Commonwealth GO(1)                                       5.700    07/01/2020       385,304
     750,000   Puerto Rico Commonwealth GO(1)                                       6.500    07/01/2037       829,613
     500,000   Puerto Rico Electric Power Authority, Series CCC(1)                  5.250    07/01/2028       511,720
     250,000   Puerto Rico Electric Power Authority, Series TT(1)                   5.000    07/01/2032       246,390
       5,000   Puerto Rico Highway & Transportation Authority(1)                    5.000    07/01/2028         4,913
     500,000   Puerto Rico Highway & Transportation Authority(6)                    5.300    07/01/2035       500,190
      60,000   Puerto Rico Highway & Transportation Authority, Series G(1)          5.000    07/01/2042        57,418
      15,000   Puerto Rico IMEPCF (American Airlines)                               6.450    12/01/2025        12,119
     250,000   Puerto Rico Infrastructure(1)                                        5.000    07/01/2046       240,328
     210,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                         5.600    10/01/2014       213,518
     700,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                         6.250    10/01/2024       686,987
   1,855,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                         6.500    10/01/2037     1,736,169
      75,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)(1)       5.750    06/01/2029        37,299
     360,000   Puerto Rico Port Authority (American Airlines), Series A             6.250    06/01/2026       279,576
      15,000   Puerto Rico Public Buildings Authority(1)                            5.125    07/01/2024        15,018
     500,000   Puerto Rico Public Buildings Authority(1)                            6.250    07/01/2031       563,855
   2,100,000   Puerto Rico Public Buildings Authority(1)                            6.750    07/01/2036     2,342,844
     500,000   Puerto Rico Public Buildings Authority(1)                            7.000    07/01/2021       555,755
     250,000   Puerto Rico Public Buildings Authority                               7.000    07/01/2025       272,685
     750,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                   6.500    08/01/2044       834,780
   1,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                   0.000(5) 08/01/2032       810,470
   1,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                   5.750    08/01/2057     1,057,100
     250,000   Puerto Rico Sales Tax Financing Corp., Series C                      6.000    08/01/2042       265,802
     700,000   University of Puerto Rico, Series P(1)                               5.000    06/01/2019       715,652
     700,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                  5.875    07/01/2022       706,818
     400,000   V.I. Public Finance Authority, Series A(1)                           5.000    10/01/2039       389,184
     250,000   V.I. Water & Power Authority, Series A(1)                            5.000    07/01/2031       245,850
                                                                                                           15,556,651
                                                                                                          -----------
Total Investments, at Value (Cost $57,034,073)-110.4%                                                      50,129,111
                                                                                                          -----------
Liabilities in Excess of Other Assets-(10.4)                                                               (4,722,847)
                                                                                                          -----------
Net Assets-100.0%                                                                                         $45,406,264
                                                                                                          ===========

Footnotes to Statement of Investments

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Issue is in default. See accompanying Notes.

(3.) Non-income producing security.

(4.) Zero coupon bond reflects effective yield on the date of purchase.

(5.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(6.) When-issued security or delayed delivery to be delivered and settled after June 30, 2010. See accompanying Notes.


                5 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of June 30, 2010 based on valuation input level:

                                                                      LEVEL 3--
                                LEVEL 1--           LEVEL 2--        SIGNIFICANT
                            UNADJUSTED QUOTED   OTHER SIGNIFICANT   UNOBSERVABLE
                                 PRICES         OBSERVABLE INPUTS      INPUTS         VALUE
                            -----------------   -----------------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Michigan                        $--             $34,572,460           $--       $34,572,460
   U.S. Possessions                 --              15,556,651            --        15,556,651
                                   ---             -----------           ---       -----------
Total Assets                       $--             $50,129,111           $--       $50,129,111
                                   ---             -----------           ---       -----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP       Certificates of Participation
EDC       Economic Devel. Corp.
FHA       Federal Housing Agency/Authority
GO        General Obligation
HEFA      Higher Education Facilities Authority
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
OHC       Oakwood Hospital Corp.
OUH       Oakwood United Hospitals
V.I.      United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than


                6 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers


                7 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities        $500,000

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of June 30, 2010 is as follows:

Cost                                $79,812
Market Value                        $27,287
Market Value as a % of Net Assets      0.06%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $57,034,073
                                 ===========
Gross unrealized appreciation    $ 1,911,547
Gross unrealized depreciation     (8,816,509)
                                 -----------
Net unrealized depreciation      $(6,904,962)
                                 ===========


                8 | Oppenheimer Rochester Michigan Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Michigan Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/09/2010